Shareholder Report, Holdings (Details) - C000235473	Nov. 30, 2024
037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.10%
594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.00%
464288372 | iShares Global Infrastructure ETF
Holdings [Line Items]
Percent of Net Asset Value	4.90%
46436F103 | iShares Gold Trust Micro
Holdings [Line Items]
Percent of Net Asset Value	4.50%
464285204 | iShares Gold Trust
Holdings [Line Items]
Percent of Net Asset Value	4.50%
98149E303 | SPDR Gold MiniShares Trust
Holdings [Line Items]
Percent of Net Asset Value	4.50%
00326A104 | Aberdeen Standard Physical Gold Shares ETF
Holdings [Line Items]
Percent of Net Asset Value	4.50%
38748G101 | Graniteshares Gold Trust
Holdings [Line Items]
Percent of Net Asset Value	4.30%
023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Financials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Communications
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Equity
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Commodity
Holdings [Line Items]
Percent of Net Asset Value	22.20%
Technology
Holdings [Line Items]
Percent of Net Asset Value	39.30%